Borrowings - Schedule of Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 990,744	$ 862,544
Other borrowings	77,840	97,615
Total outstanding borrowings, net of debt issue costs	1,068,584	960,159	$ 764,570
Less: current portion of borrowings	(32,702)	(38,025)
Total non-current borrowings	1,035,882	922,134
Senior Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	549,411
Total outstanding borrowings, net of debt issue costs	0	549,411	530,506
2022 Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	155,914
Aztiq Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued	0	80,663
Alvogen Facility
Disclosure of detailed information about borrowings [line items]
Alvogen Facility	0	76,556
Total outstanding borrowings, net of debt issue costs	0	76,556	$ 64,588
Senior Secured First Lien Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Bonds issued	990,744	0
Total outstanding borrowings, net of debt issue costs	$ 990,744	$ 0